Income Tax (Details) - Schedule of Applicable Income Tax Rate		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Kunming Xishan Long-Spring Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Kunming Chenggong Long-Spring Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yunnan Hengshui Experimental Secondary School— Xishan School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yiliang Long-Spring Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yunnan Long-Spring Foreign Language Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[2]	25.00%	25.00%	25.00%
Qujing Hengshui Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yuxi Hengshui Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Xinping Hengshui Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yunnan Century Long-Spring Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	15.00%	15.00%	15.00%
Yunnan Long-Spring Logistics Service Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Long-Spring Education Holding Group Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yunnan Zhongchuang Education Tutorial School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Kunming Guandu Hengshizhong Education Training School Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Xinping Long-Spring Advanced Secondary School Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Guizhou Long-Spring Century Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Guizhou Hengshizhong Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Guizhou Hengshizhong Education and Training School Co., Ltd [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yunnan Lihua Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Bainian Long-Spring Education Technology (Zhenxiong) Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Zhenxiong Long-Spring Advanced Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Wenshan Long-Spring Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Qiubei Long-Spring Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Mengla Long-Spring Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Shaanxi Century Long-Spring Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Chongqing Hengshi Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yunnan Hengshun Property Service Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[2]	5.00%	5.00%	5.00%
Kunming Chenggong Times Giant Tutorial School Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Zunyi Hengshi Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Bainian Long-Spring (Mengzi) Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Long-Spring Education Holding Group (Yunnan) Hengshui Experimental Middle School Management Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Bainian Long-Spring (Luoping) Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Panzhihua Bainian Long-Spring Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Beijing Green Carbon Future Intelligent Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Bainian Long-Spring (Qingdao) Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yangling Hengshi Secondary School Co., Ltd [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Xi'an Hengshi Education Technology Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yangling Hengshui Experimental Secondary School [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Yunnan Xiongping Catering Management Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Xishun Yunnan Catering Management Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[1]	25.00%	25.00%	25.00%
Guizhou Long-Spring Logistics Service Co., Ltd. [Member]
Schedule of Applicable Income Tax Rate [Line Items]
Applicable income tax rate, percentage	[2]	25.00%	25.00%	25.00%

[1]	As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2021, 2022 and 2023, respectively. High tech enterprises are subject to corporate income tax at a reduced rate of 15%.
[2]	The State Administration of Taxation has policies for small and micro enterprises: For small and low-profit enterprises, the annual taxable income does not exceed RMB1.0 million, a reduced rate of 25% is included in the taxable income, and the corporate income tax is paid at a tax rate of 20%, therefore resulting an income tax rate of 5%.